SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855, and has reported the following:

On October 4, 2023 the Company received additional consideration in the amount of $210,000 under a convertible promissory note with a lender.

13. SUBSEQUENT EVENTS

Issuances of Series B Preferred Stock

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855, and has reported the following:

On January 5, 2023, an investor purchased 550 additional shares of Series E Preferred Stock for cash of $55,000, the stated valued of the shares.

On February 6, 2023, an investor purchased 620 additional shares of Series E Preferred Stock for cash of $62,000, the stated valued of the shares.

On March 8, 2023, an investor purchased 550 additional shares of Series E Preferred Stock for cash of $55,000, the stated valued of the shares.

Convertible Note Conversions

On March 1, 2023, a lender converted $11,700 principal into 30,000,000 shares of the Company’s common stock. On March 6, 2023, the lender converted $12,300 principal into 31,538,462 shares of the Company’s common stock.